Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (4)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (4)	Total Shareholder Return (2)	Peer Group Total Shareholder Return (2)	Net Income	Growth of Core Net Income before Taxes (year over year) (3)
2024	$1,140,887	$1,114,342	$971,835	$960,952	$125.80	$109.67	$14,783,000	(18.70)%
2023	941,187	1,017,283	521,233	503,463	121.33	109.38	19,796,000	12.70%

Company Selected Measure Name	Core net income before taxes
Named Executive Officers, Footnote	For 2024, the PEO (Principal Executive Officer) is Dennis Woods, President & CEO of the Company. The NEOs (Named Executive Officers) are Porsche Saunders, the Company’s SVP & Chief Lending Officer, and David A. Kinross, the Company’s SVP & Chief Financial Officer. For 2023, the PEO (Principal Executive Officer) is Dennis Woods, President & CEO of the Company. The NEOs (Named Executive Officers) are William Yarbenet, the Company’s SVP & Chief Credit Officer, and David A. Kinross, the Company’s SVP & Chief Financial Officer.
Peer Group Issuers, Footnote
(2) Total shareholder return represents the cumulative change in the value of a $100 investment based on the value of common stock as measured at December 31, 2023, through and including the fiscal year-end for each reported period and dividend reinvestment during the period. Peer group includes the peers listed previously in the CD&A.

PEO Total Compensation Amount	$ 1,140,887	$ 941,187
PEO Actually Paid Compensation Amount	$ 1,114,342	1,017,283
Adjustment To PEO Compensation, Footnote	The following table sets forth a reconciliation of summary compensation to compensation “actually paid” to the PEO and NEOs:

	2024		2023
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)		Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$1,140,887	$971,835	$941,187		$521,233
Adjustments for defined benefit pension plan:
Subtraction (addition): Aggregate change in actuarial present value of accumulated benefit plan during year	24,480	11,423	(23,436)		49,163
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	132,385	540,715	—		57,668
Addition: Fair value of equity awards granted during year that are outstanding and unvested at year end	86,880	436,598	—		60,699
Addition: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	—	4,552	2,200	$(1,800)	1,100
Addition: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	—	11,871	—		2,032
Addition: Fair value at end-of-year of awards granted and vested during the year	43,440	88,234	50,460		25,230
Compensation actually paid (as calculated)	$1,114,342	$960,952	$1,017,283		$503,463

Non-PEO NEO Average Total Compensation Amount	$ 971,835	521,233
Non-PEO NEO Average Compensation Actually Paid Amount	$ 960,952	503,463
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth a reconciliation of summary compensation to compensation “actually paid” to the PEO and NEOs:

	2024		2023
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)		Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$1,140,887	$971,835	$941,187		$521,233
Adjustments for defined benefit pension plan:
Subtraction (addition): Aggregate change in actuarial present value of accumulated benefit plan during year	24,480	11,423	(23,436)		49,163
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	132,385	540,715	—		57,668
Addition: Fair value of equity awards granted during year that are outstanding and unvested at year end	86,880	436,598	—		60,699
Addition: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	—	4,552	2,200	$(1,800)	1,100
Addition: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	—	11,871	—		2,032
Addition: Fair value at end-of-year of awards granted and vested during the year	43,440	88,234	50,460		25,230
Compensation actually paid (as calculated)	$1,114,342	$960,952	$1,017,283		$503,463

Compensation Actually Paid vs. Company Selected Measure
The following tables set forth the weighting of performance objectives for incentive payout calculations:

2024 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Non-Performing Assets/Total Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
> (7.0)%	45%	< 1.10%	45%	0	45%	> (3.25)%	45%
(7.0) - (9.5)%	40%	1.10 - 1.20%	40%	0	40%	(3.25) - (4.75)%	40%
(9.5) - (12)%	35%	1.20 - 1.35%	35%	0	35%	(4.75) - (6.25)%	35%
(12) - (14.5)%	30%	1.35 - 1.45%	30%	0	30%	(6.25) - (7.75)%	30%
(14.5) - (17)%	25%	1.45 - 1.55%	25%	1	25%	(7.75) - (9.25)%	25%
(17) - (22)%	15%	1.55 - 1.65%	15%	1	15%	(9.25)-(12.25)%	15%
(22) - (27)%	5%	1.65% - 1.75%	5%	2	5%	(12.25)-(15.25)%	5%
< (27)%	—	> 1.75%	—	3	—	< (15.25)%	—

2023 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Non-Performing Assets/Total Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
> 15%	45%	< 1.0%	45%	0	45%	> 5.0%	45%
10 - 15%	40%	1 - 1.10%	40%	0	40%	2.5 - 5.0%	40%
7.5 - 10%	35%	1.1 - 1.25%	35%	0	35%	0 - 2.5%	35%
5 - 7.5%	30%	1.25 - 1.35%	30%	0	30%	(1.5) - 0%	30%
2.5 - 5%	25%	1.35 - 1.45%	25%	1	25%	(3.0) - (1.5)%	25%
1 - 2.5%	15%	1.45 - 1.55%	15%	1	15%	(4.5) - (3.0)%	15%
0 - 1%	5%	1.55% - 1.65%	5%	2	5%	(6.0) - (4.5)%	5%
< 0%	—	> 1.65%	—	3	—	< (6.0)%	—

Total Shareholder Return Amount	$ 125.80	121.33
Peer Group Total Shareholder Return Amount	109.67	109.38
Net Income (Loss)	$ 14,783,000	$ 19,796,000
Company Selected Measure Amount	(0.1870)	0.1270
PEO Name	Dennis Woods
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(3) Core net income before taxes is a non-GAAP financial number calculated by combing consolidated pretax earnings with incentive payments, OREO expenses, provisions for loan loss, and gains/losses on equity securities, sale of assets, and fair value of junior subordinated debt.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,480)	$ 23,436
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,385)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,880	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,200
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,440	50,460
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,423)	(49,163)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,715)	(57,668)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,598	60,699
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,552	1,100
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,234	25,230
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,871	$ 2,032